Financial Risk Management and Fair Values - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables (Detail) - Trade receivables [member] - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Gross carrying amount		¥ 2,672
Loss allowance	¥ 36	¥ 37	¥ 37
Within 3 month [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	0.00%
More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	50.00%
After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	100.00%
More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	100.00%
More than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rate %	100.00%
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 1,972
Gross carrying amount [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,940
Gross carrying amount [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	8
Gross carrying amount [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2
Gross carrying amount [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	6
Gross carrying amount [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	16
Loss allowance [member]
Disclosure of credit risk exposure [line items]
Loss allowance	28
Loss allowance [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Loss allowance	4
Loss allowance [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	2
Loss allowance [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	6
Loss allowance [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 16